Unaudited Condensed Consolidated Interim Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Share capital at Dec. 31, 2021	$ 3,886	$ 80,727	$ 13,186	$ (3,651)	$ (85,845)	$ 8,303
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(11,924)	(11,924)
Other comprehensive income	0	0	0	33	0	33
Share-based compensation	0	0	326	0		326
Capital increase, share capital	504	5,469	0	0	0	5,973
Transaction costs	0	(176)	0	0	0	(176)
Share capital at Mar. 31, 2022	4,390	86,020	13,512	(3,618)	(97,769)	2,535
Share capital at Dec. 31, 2023	5,899	87,450	13,665	(3,773)	(107,970)	(4,729)
Statement Line Items [Line Items]
Net loss for the period	0	0	0	0	(5,004)	(5,004)
Other comprehensive income	0	0	0	110	0	110
Share-based compensation	0	0	101	0	0	101
Capital increase, share capital	2,345	11,837	0	0	0	14,182
Non-cash effect from issue of investor warrants classified as derivative liability	0	(1,097)	0	0	0	(1,097)
Transaction costs	0	(2,310)	0	0	0	(2,310)
Share capital at Jun. 30, 2024	$ 8,244	$ 95,880	$ 13,766	$ (3,663)	$ (112,974)	$ 1,253